Organizations and reorganizations (Tables)	2 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIE and subsidiaries

Name	Background	Ownership
YHNA MS II Limited (“Merger Sub”)	A Cayman Islands company Incorporated on April 29, 2025	100% owned by the Company

	Percentage of legal ownership of the Company	Principal activities, place and date of incorporation
Subsidiaries
Mingde Technology Hong Kong International Limited (“Mingde HK”)	100%	Investment holding, Hong Kong, China, September 26, 2024
Jiujjiang Rongganghui Technology Co., Ltd. (“Rongganghui” or “wholly foreign-owned enterprise” or “WFOE” or “primary beneficiary of the VIE”)	100%	Technical support and consulting services February 21, 2025

VIE
Zhejiang Fit-One Internet Technology Co., Ltd. (“Fit-One” or “VIE”)	Variable interest	Membership health service platform, Hangzhou, Zhejiang province, China December 31, 2019
Subsidiaries of VIE
Hangzhou Joymove Brand Operation and Management Co., Ltd. (“Joymove”)	100%	Operating entity; Hangzhou, Zhejiang province, China May 19, 2021
Hangzhou Dazhika Technology Co., Ltd (“Dazhika”)	98%	Operating entity; Hangzhou, Zhejiang province, China March 27, 2024
Dazhika (Xiushui) Technology Co., Ltd (“Dazhika (Xiushui)”	100%	Operating entity; Hangzhou, Zhejiang province, China January 10, 2025

Schedule of consolidated financial statements

	As of March 31,
	2024	2025
Condensed Balance Sheet of VIEs and VIEs’ subsidiaries	RMB	RMB	US$
Total assets	33,053,253	32,672,916	4,502,450
Total liabilities	65,452,439	57,692,272	7,950,209

	Year Ended March 31,
	2024	2025
Condensed Statement of Operations of VIEs and VIEs’ subsidiaries	RMB	RMB	US$
Net revenues	41,606,354	109,988,114	15,156,767
Net (loss)/profit	(11,565,768)	7,334,830	1,010,767

	Year Ended March 31,
	2024	2025
Condensed Cash Flow of VIEs and VIEs’ subsidiaries	RMB	RMB	US$
Net cash provided by operating activities	16,559,104	6,587,712	907,811
Net cash used in investing activities	(488,536)	(14,508,262)	(1,999,292)
Net cash used in financing activities	(599,851)	(7,136,808)	(983,478)